Annual Total Returns[BarChart] - AIG Commodity Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.46%	(15.58%)	(6.58%)	(5.66%)	(12.67%)	12.21%	0.05%	(14.79%)	6.72%	(2.57%)